Allowance for Losses on Loans - Internally Assigned Grade (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 10,950,608	$ 9,823,270
Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,716,403	9,493,987
Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,394	166,293
Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	89,837	87,081
Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	28,974	75,909
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,658,827
Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,621,066	5,651,845
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,110,411
Construction | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,110,411	200,509
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	473,069
Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	473,069	396,307
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	118,497
Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	116,156	94,208
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,568
Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	101,853	103,989
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,124,289
Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,118,801	1,125,722
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,093,639
Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	956,164	986,270
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	978,589
Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	946,648	612,836
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	149,717
HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	134,785	127,646
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	139,002
Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	137,450	194,655
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 10,764,097	$ 9,605,919
Grade as percentage of total gross assets	98.30%	97.80%
Pass | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 10,565,849	$ 9,333,233
Pass | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	108,616	149,891
Pass | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	60,985	61,019
Pass | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	28,647	61,776
Pass | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,570,634	5,558,700
Pass | Construction | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,098,549	197,935
Pass | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	473,069	396,307
Pass | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	110,125	89,656
Pass | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	100,862	103,569
Pass | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,112,342	1,118,673
Pass | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	928,032	971,510
Pass | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	900,571	575,034
Pass | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	134,298	127,398
Pass | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	137,367	194,451
Special mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 32,485	$ 6,721
Grade as percentage of total gross assets	0.30%	0.10%
Special mention | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 32,438	$ 6,721
Special mention | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	47	0
Special mention | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Construction | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,595	0
Special mention | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,237	865
Special mention | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	13,446	4,360
Special mention | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,160	1,496
Special mention | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 154,026	$ 210,630
Grade as percentage of total gross assets	1.40%	2.10%
Substandard | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 118,116	$ 154,033
Substandard | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,731	16,402
Substandard | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	28,852	26,062
Substandard | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	327	14,133
Substandard | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	50,432	93,145
Substandard | Construction | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,267	2,574
Substandard | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,031	4,552
Substandard | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	991	420
Substandard | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,222	6,184
Substandard | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,686	10,400
Substandard | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	38,917	36,306
Substandard | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	487	248
Substandard | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	83	204
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Doubtful | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Construction | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Grade as percentage of total gross assets	0.00%	0.00%
Loss | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Loss | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Single-family residential | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Construction | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Construction - custom | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - acquisition & development | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - consumer lot loans | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Multi-family | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial real estate | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial & industrial | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | HELOC | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Consumer | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0